Leases - Summary of Roll-Forward Of Finance Lease Receivables (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of Leases [Abstract]
At January 1	€ 0
Additions	69
Interest income	6
Payments received	(1)
Exchange differences	2
At December 31	€ 76